UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ----------------------

Check here if Amendment (   ); Amendment Number:
                                                ----------------------
This Amendment (Check only one.):   (     )       is a restatement.
                                    (     )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
                ----------------------------------------------
Address:        15 Old Danbury Road
                ----------------------------------------------
                P. O. Box 812
                ----------------------------------------------
                Wilton, CT  06897-0812
                ----------------------------------------------

Form 13F File Number: 28 - 06755
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew A. Kandiew
           -------------------------------------------------------------------
Title:     Treasurer, Commonfund Asset Management Company, Inc.
           -------------------------------------------------------------------
Phone:     203-563-5263
           -------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Andrew A. Kandiew                Wilton, CT              8/14/02
----------------------------         ------------------      --------------
(Signature)                          (City, State)           (Date)

Report Type     (Check only one.):

(     )    13F HOLDINGS REPORT.    (Check here if all holdings of this
           reporting manager are reported in this report.)

(     )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(  X  )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         44
                                           ---------------------

Form 13F Information Table Entry Total:    1
                                           ---------------------

Form 13F Information Table Value Total:    $6,600,347
                                           ---------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.     FORM 13F FILE NUMBER            NAME OF SUB-ADVISER
---     --------------------            -------------------

 1      28-5970                         Advanced Investment Technology, Inc.
 2      28-2321                         Alliance Capital Management
 3      28-2616                         Angelo, Gordon & Co., L.P.
 4      28-5422                         Artisan Partners
 5      28-05416                        Bee & Associates
 6      28-00620                        Boston Company Asset Management
 7      28-96                           Capital Guardian Trust Company
 8      28-05519                        CapitalWorks Investment Partners
 9      28-4751                         Constitution Research & Management
10      28-3702                         Credit Suisse Asset Mgmt, LLC
11      28-3404                         Duncan-Hurst Capital Management
12      28-09996                        Evnine-Vaughan Assoc.
13      28-04874                        Gardner Lewis Asset Management
14      28-4981                         Goldman Sachs Asset Management
15      28-2013                         Harris Associates, L.P.
16      28-10081                        Helix Investment Partners
17      28-05139                        High Rock Capital LLC
18      28-16                           ICAP
19      none                            Income Research & Management
20      28-06008                        Iridian Asset Management, LLC
21      28-74                           Jennison Associates
22      28-01944                        John A. Levin & Co.
23      28-1316                         KR Capital
24      28-00977                        Lincoln Capital Management Company
25      28-00158                        Marsico Asset Management , LLC
26      28-04632                        Martingale Asset Management
27      28-5523                         NewBridge Partners, LLC
28      28-03425                        NewSouth Capital Management, Inc.
29      28-06539                        NorthPointe Capital
30      28-3530                         Omega Advisors
31      28-03791                        Pzena Investment Management
32      28-04492                        Reams Asset Mgmt. Co, LLC

33      28-04731                        Schroder Capital Management
34      28-04605                        Shaker Investments
35      28-04097                        Shapiro Capital Management
36      28-1399                         Southeastern Asset Management
37      28-00399                        SSGA Funds Management, Inc.
38      28-1693                         Steinberg Priest Capital Management
39      28-1202                         Stong Capital Management, Inc.
40      28-2494                         TCW Asset Management Company
41      28-2924                         Turner Investment Partners, Inc.
42      28-7802                         Veredus Asset Management, LLC
43      28-02927                        Water Street Capital Inc.
44      28-1700                         Western Asset Management Company


                   COMMONFUND ASSET MANAGEMENT COMPANY, INC.
                          FORM 13F INFORMATION TABLE
                      FOR THE PERIOD ENDING JUNE 30, 2002


Column 1          Column 2       Column 3   Column 4     Column 5        Column 6   Column 7          Column 8

---------------------------------------------------------------------------------------------------------------------
NAME OF           TITLE OF        CUSIP      MARKET SHRS OR SH/  PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
ISSUER              CLASS                    VALUE          PRN  CALL   DISCRETION  MANAGERS  SOLE     SHARED    NONE
---------------------------------------------------------------------------------------------------------------------

HOUSEHOLD INT'L.  SR DB ZERO CV  41815AN7  6,600,347  8,000 PRN   P        SOLE       NONE      0        0      8,000
